Summary of Significant Accounting Policies (Details 4) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Professional fees	$ 808,268	$ 78,772	$ 1,881,254	$ 2,805,027	$ 1,935,900	$ 625,452
Advertising and marketing	232,569	142,797	489,673	450,777	1,005,504	148,289
Stock-based compensation			6,780,595	2,558,000	1,861,999	8,966,850
Financing Expense	0	0	8,679,189	0
Share-Based Compensation
Management compensation	1,810,379	0	4,098,768	0	0	180,000
Professional fees					975,249	146,850
Professional fees - related party	0	0	2,103,600	348,000	1,422,750	8,640,000
Advertising and marketing					660,000	0
Stock-based compensation	2,124,186	(200,000)	15,459,784	2,558,000	$ 3,057,999	$ 8,966,850
Financing Expense	$ 0	$ 0	$ 8,679,189	$ 0